SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		5 Months Ended
	Mar. 31, 2021		Dec. 31, 2020	Oct. 02, 2020
Offering Costs [Abstract]
Transaction costs				$ 13,161,756
Income Taxes [Abstract]
Unrecognized tax benefits	$ 0		$ 0
Accrued interest and penalties	0		0
Numerator: Net Income minus Redeemable Net Earnings [Abstract]
Interest Income	3,457		3,380
Net loss	$ (30,921,978)		$ (14,302,396)
Class A Common Stock [Member]
Net Income (Loss) per Common Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	18,100,000		18,100,000
Numerator: Net Income minus Redeemable Net Earnings [Abstract]
Interest Income			$ 3,411
Investment Income Interest, Allocated for Income Taxes	$ (3,472)		(3,411)
Net Earnings	$ 0		$ 0
Denominator: Weighted Average Non-Redeemable Class B Common Stock [Abstract]
Weighted average shares outstanding, Basic (in shares)	23,000,000		23,000,000
Weighted average shares outstanding, Diluted (in shares)	23,000,000		23,000,000
Basic net earnings/loss per share (in dollars per share)	$ 0		$ 0
Diluted net earnings/loss per share (in dollars per share)	$ 0		$ 0
Class B Non-Redeemable Common Stock [Member]
Numerator: Net Income minus Redeemable Net Earnings [Abstract]
Net loss	$ (30,921,978)		$ (14,302,396)
Net Earnings	0		0
Non-Redeemable Net Loss	$ (30,921,978)		$ (14,302,396)
Denominator: Weighted Average Non-Redeemable Class B Common Stock [Abstract]
Weighted average shares outstanding, Basic (in shares)	5,750,000		5,473,958
Weighted average shares outstanding, Diluted (in shares)	5,750,000		5,473,958
Basic net earnings/loss per share (in dollars per share)	$ (5.38)	[1]	$ (2.61)
Diluted net earnings/loss per share (in dollars per share)	$ (5.38)	[1]	$ (2.61)

[1]	Includes net loss from change in fair value of warrant liability. See Note 2.